Marketable Securities - Estimated Fair Value of Marketable Securities by Contractual Maturity (Detail) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Investments Debt And Equity Securities [Abstract]
Available-for-sale securities, Amortized cost, Matures in less than five years	$ 1,044,537	$ 783,481
Available-for-sale securities, Amortized cost, Matures in more than five years	9,761	750
Available-for-sale securities, Amortized Cost	1,054,298	784,231
Investment at fair value through Profit & Loss	7,099	750
Debt securities, Available-for-sale, Amortized Cost	1,061,397	784,981
Available-for-sale securities, Market Value, Matures in less than five years	1,040,549	784,700
Available-for-sale securities, Market Value, Matures in more than five years	8,472	743
Available-for-sale marketable securities, Market Value	1,049,021	785,443
Investment at fair value through Profit & Loss	6,001	762
Debt securities, available-for-sale, Market Value	$ 1,055,022	$ 786,205